Annual Fund Operating Expenses - Service Shares - Janus Henderson Global Technology and Innovation Portfolio - Service Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.99%